Federated Hermes Capital Reserves Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Federated Hermes Capital Reserves Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.49%	2.70%	1.65%